DERIVATIVE LIABILITY (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Opening balance	$ 905,576	$ 1,833,672
Derivative financial liability arising from convertible note	1,406,369	1,053,842
Fair value adjustment to derivative liability	654,471	(1,981,938)
Closing balance	$ 2,966,416	$ 905,576